Goodwill - Summary Of Changes In Goodwill By Reportable Segment (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Balance of beginning of period		$ 123,217	$ 46,956
Additions			73,251
Impairment charges	$ (593)	(4,214)	(593)
Goodwill adjustments for purchase price allocation of businesses acquired in prior year		8,255
Foreign currency translation adjustments		(4,832)	3,603
Balance at end of period		122,426	123,217
Air [member]
Goodwill [Line Items]
Balance of beginning of period		37,941	38,883
Additions			2,328
Impairment charges		(161)	(593)
Foreign currency translation adjustments		(2,232)	(2,677)
Balance at end of period		35,548	37,941
Packages, Hotels and Other Travel Products [member]
Goodwill [Line Items]
Balance of beginning of period		85,276	8,073
Additions			70,923
Impairment charges		(4,053)
Goodwill adjustments for purchase price allocation of businesses acquired in prior year		8,255
Foreign currency translation adjustments		(2,600)	6,280
Balance at end of period		$ 86,878	$ 85,276